30 Equity (Tables)	12 Months Ended
Dec. 31, 2019
EQUITY
Schedule ofclasses of shares and main shareholders

Shareholding interests (comprising no par value shares) and main shareholders are shown below:

								Number of shares in units
Shareholders	Common		Class "A” Preferred		Class “B” preferred		Total
	in share	%	in share	%	in share	%	in share	%
State of Paraná	85,028,598	58.63	-	-	-	-	85,028,598	31.07
BNDES	38,298,775	26.41	-	-	27,282,006	21.26	65,580,781	23.96
Eletrobras	1,530,774	1.06	-	-	-	-	1,530,774	0.56
Free float:
B3	19,727,829	13.60	76,783	23.47	73,612,755	57.38	93,417,367	34.15
NYSE	108,545	0.07	-	-	27,181,283	21.19	27,289,828	9.97
Latibex	-	-	-	-	170,911	0.13	170,911	0.06
City Halls	178,393	0.12	9,326	2.85	3,471	-	191,190	0.07
Other shareholders	158,166	0.11	241,033	73.68	46,727	0.04	445,926	0.16
	145,031,080	100.00	327,142	100.00	128,297,153	100.00	273,655,375	100.00

Schedule ofchanges in equity Value adjustments

Adjustments arising from the changes in fair value involving financial assets, as well as actuarial gains and losses, are also recorded in this line item.

	Equity Valuation Adjustments	Accumulated Other Comprehensive Income	Total
As of January 1, 2017	929,404	69,062	998,466
Adjustments to financial assets available for sale
Financial investments	-	3	3
Taxes on adjustments	-	(1)	(1)
Equity interest investments	-	26,135	26,135
Taxes on adjustments	-	(8,887)	(8,887)
Adjustments related to actuarial liabilities
Post employment benefits	-	(46,506)	(46,506)
Taxes on adjustments	-	16,827	16,827
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(108,561)	-	(108,561)
Taxes on the adjustments	36,911	-	36,911
Gains on Investments in equity investments (Note 16.1)	-	(28,650)	(28,650)
Taxes on adjustments	-	9,741	9,741
Attributed to non-controlling interest	-	123	123
As of December 31, 2017	857,754	37,847	895,601
Adjustments related to actuarial liabilities
Post employment benefits	-	(58,354)	(58,354)
Taxes on adjustments	-	19,994	19,994
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(101,645)	-	(101,645)
Taxes on the adjustments	34,559	-	34,559
Reclassification by the adoption of IFRS 9			-
Equity interest investments	-	(4,391)	(4,391)
Attributed to non-controlling interest	-	(154)	(154)
As of December 31, 2018	790,668	(5,058)	785,610
Adjustments related to actuarial liabilities
Post employment benefits	-	(186,628)	(186,628)
Taxes on adjustments	-	63,444	63,444
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(100,342)	-	(100,342)
Taxes on the adjustments	34,116	-	34,116
Attributed to non-controlling interest	-	(4,273)	(4,273)
As of December 31, 2019	724,442	(132,515)	591,927

Schedule of proposed dividend distribution

30.4    Proposed dividend distribution

Parent Company	12.31.2019	12.31.2018	12.31.2017
Calculation of minimum mandatory dividend (25%) - (1)
Net income for the year	1,989,946	1,407,063	1,033,626
Legal Reserve (5%)	(99,497)	(70,353)	(51,681)
Realization of equity evaluation adjustment	66,226	67,086	71,650
Calculation basis for minimum mandatory dividends	1,956,675	1,403,796	1,053,595
	489,169	350,949	263,399

Total proposed distribution - (2) (3 + 5)	643,000	378,542	289,401

Interest on own capital, net - (3)	643,000	280,000	266,000
Tax on interest on own capital	(56,584)	(27,593)	(26,002)
Interest on own capital, net - (4)	586,416	252,407	239,998

Dividends proposed - (5)	-	98,542	23,401

Total proposed distribution, net - (6) (4 + 5)	586,416	350,949	263,399

Proposed additional dividend - (7) (6-1)	97,247	-	-

Interest on own capital, net, in advance, endorsed by CAD - (8) (4-1)	97,247	-	-

Gross value of dividends per share:
Ordinary shares	2.24235	1.31950	1.00801
Class “A” preferred shares	3.94657	2.89050	2.89050
Class “B” preferred shares	2.46692	1.45151	1.10883

Gross amount of dividends per class of shares:
Ordinary shares	325,210	191,369	146,193
Class “A” preferred shares	1,291	950	950
Class “B” preferred shares	316,499	186,223	142,258

Schedule of earnings per share - basic and diluted

	12.31.2019	12.31.2018	12.31.2017
Basic and diluted numerator
Basic and diluted earnings allocated by classes of shares, allocated to controlling shareholders:
Common shares	1,007,014	712,234	523,206
Class “A” preferred shares	2,984	1,775	1,304
Class “B” preferred shares	979,948	693,054	509,116
	1,989,946	1,407,063	1,033,626
Basic and diluted denominator
Weighted average of shares (in thousands):
Common shares	145,031,080	145,031,080	145,031,080
Class “A” preferred shares	327,368	328,627	328,627
Class “B” preferred shares	128,296,927	128,295,668	128,295,668
	273,655,375	273,655,375	273,655,375

Basic and diluted earnings per share attributable to controlling shareholders
Common shares	6.94344	4.91091	3.60754
Class “A” preferred shares	9.11525	5.40201	3.96830
Class “B” preferred shares	7.63812	5.40201	3.96830